Consolidated Statements of Equity and Partners' Capital - USD ($) $ in Thousands		Total		Western Gas Partners, LP [Member]	Chipeta [Member]	Net Investment by Anadarko [Member]	Common Units [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Western Gas Partners, LP [Member]	Noncontrolling Interests [Member] Chipeta [Member]
Balance at Dec. 31, 2015	[1]	$ 4,645,456				$ 1,155,956	$ 1,060,842	$ 2,428,658
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	[1]	658,286				72,632	334,446	251,208
Above-market component of swap agreements with Anadarko	[1],[2]	45,820					45,820
WES equity transactions, net	[1],[3]	0					(4,180)	4,180
WES issuance of Series A Preferred units, net of offering expenses	[1]	686,937						686,937
Distributions to noncontrolling interest owners	[1]			$ (294,841)	$ (13,784)				$ (294,841)	$ (13,784)
Distributions to WGP unitholders	[1]	(374,082)					(374,082)
Acquisitions from affiliates	[1]	(712,500)				(553,833)	(158,667)
Revision to Deferred purchase price obligation – Anadarko	[1],[4]	139,487					139,487
Contributions of equity-based compensation to WES by Anadarko	[1]	4,170					4,170
Net pre-acquisition contributions from (distributions to) Anadarko	[1]	(42,224)				(42,224)
Net contributions from (distributions to) Anadarko of other assets	[1]	(451)	[5]			130	(581)
Elimination of net deferred tax liabilities	[1]	129,229				129,229
Other	[1]	1,153					888	265
Balance at Dec. 31, 2016	[1]	4,872,656				761,890	1,048,143	3,062,623
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	[1]	737,385				164,183	376,607	196,595
Above-market component of swap agreements with Anadarko	[1],[2]	58,551					58,551
WES equity transactions, net	[1],[3]	(183)					6,615	(6,798)
Distributions to noncontrolling interest owners	[1]			(355,623)	(13,569)				(355,623)	(13,569)
Distributions to WGP unitholders	[1]	(441,967)					(441,967)
Acquisitions from affiliates	[1]	0				(1,263)	1,263
Revision to Deferred purchase price obligation – Anadarko	[1],[4]	4,165					4,165
Contributions of equity-based compensation to WES by Anadarko	[1]	4,587					4,587
Net pre-acquisition contributions from (distributions to) Anadarko	[1]	126,866				126,866
Net contributions from (distributions to) Anadarko of other assets	[1]	3,189	[5]				3,189
Elimination of net deferred tax liabilities	[1]	(1,505)				(1,505)
Other	[1]	498					(28)	526
Balance at Dec. 31, 2017	[1]	4,995,050				1,050,171	1,061,125	2,883,754
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	[1]	630,654				182,142	369,429	79,083
Above-market component of swap agreements with Anadarko	[1],[2]	51,618					51,618
WES equity transactions, net	[1],[3]	0					(19,577)	19,577
Distributions to noncontrolling interest owners	[1]			$ (386,326)	$ (13,529)				$ (386,326)	$ (13,529)
Distributions to WGP unitholders	[1]	(502,457)					(502,457)
Contributions of equity-based compensation to WES by Anadarko	[1]	5,741					5,741
Net pre-acquisition contributions from (distributions to) Anadarko	[1]	97,755				97,755
Net contributions from (distributions to) Anadarko of other assets	[1]	58,835	[5]			58,835
Elimination of net deferred tax liabilities	[1]	(1,514)				(1,514)
Other	[1]	606					209	397
Balance at Dec. 31, 2018	[1]	4,892,683				1,388,018	951,888	2,552,777
Increase (Decrease) in Partners' Capital [Roll Forward]
Cumulative effect of accounting change	[1],[6]	$ (43,750)				$ 629	$ (14,200)	$ (30,179)

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 6.
[3]	For the year ended December 31, 2018, includes the impact of the cumulative effect of accounting change in WES’s consolidated statement of equity and partners’ capital. For the year ended December 31, 2017, includes the impact of WES’s (as defined in Note 1) equity offerings as described in Note 5. The $(19.6) million, $6.6 million and $(4.2) million increase (decrease) to partners’ capital, together with net income (loss) attributable to Western Gas Equity Partners, LP, totaled $532.0 million, $547.4 million and $402.9 million for the years ended December 31, 2018, 2017 and 2016, respectively.
[4]	See Note 3.
[5]	Includes $(1.4) million related to pipe and equipment purchases and $(1.8) million related to other assets for the year ended December 31, 2017. See Note 6.
[6]	See Note 1.